Trade Receivables and Contract Assets - Summary of Trade Receivables Breakdown by Geographical Area (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables And Contract Assets [Line Items]
Trade receivables	€ 171,803	€ 135,514
EMEA
Trade Receivables And Contract Assets [Line Items]
Trade receivables	90,518	67,884
APAC
Trade Receivables And Contract Assets [Line Items]
Trade receivables	27,200	15,637
North America
Trade Receivables And Contract Assets [Line Items]
Trade receivables	43,762	37,261
South America
Trade Receivables And Contract Assets [Line Items]
Trade receivables	€ 10,323	€ 14,732